Costs of Services Rendered, Selling Expenses, General and Administrative Expenses by Nature - Summary of Nature of Expenses and Cost of Services (Detail) - BRL (R$) R$ in Thousands		7 Months Ended	12 Months Ended
		Aug. 07, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Nature
Salaries, benefits and charges			R$ (90,968)	R$ (152)	R$ (134)
Technology services			(22,187)
Maintenance			(18,737)
Communications and other variable costs			(11,481)
Consulting, auditing and legal			(22,706)	(1,080)	(1,735)
Commissions			(6,380)
Sales and marketing			(5,171)
Depreciation and amortization			(74,391)
Impairment losses on non-financial assets			(2,033)
Expected credit losses on accounts receivable			266
Others			125	(2,121)	(1,119)
Total			(253,663)	(3,353)	(2,988)
Classified as:
Total			(253,663)	(3,353)	(2,988)
Cost of services rendered [member]
Classified as:
Total			(147,359)
Selling expenses [member]
Classified as:
Total			(30,595)
General and administrative expenses [member]
Classified as:
Total			R$ (75,709)	(3,353)	(2,988)
Boa Vista Servicos S A [member]
Nature
Salaries, benefits and charges		R$ (159,818)		(261,528)	(188,116)
Technology services		(29,479)		(41,503)	(63,025)
Maintenance		(26,113)		(44,568)	(45,803)
Communications and other variable costs		(18,146)		(42,393)	(54,033)
Consulting, auditing and legal		(63,168)		(39,714)	(31,909)
Commissions		(9,458)		(14,948)	(13,742)
Sales and marketing		(7,427)		(10,192)	(11,204)
Depreciation and amortization		(115,345)		(195,583)	(188,235)
Impairment losses on non-financial assets	[1]	0		0	(23,360)
Expected credit losses on accounts receivable		(3,477)		(815)	(1,506)
Others		(11,894)		(5,467)	(14,922)
Total		(444,325)		(656,711)	(635,855)
Classified as:
Total		(444,325)		(656,711)	(635,855)
Boa Vista Servicos S A [member] | Cost of services rendered [member]
Classified as:
Total		(228,167)		(369,293)	(368,952)
Boa Vista Servicos S A [member] | Selling expenses [member]
Classified as:
Total		(51,945)		(69,116)	(60,329)
Boa Vista Servicos S A [member] | General and administrative expenses [member]
Classified as:
Total		R$ (164,213)		R$ (218,302)	R$ (206,574)

[1]	In the year ended December 31, 2021, the amount of R$23,360 recorded in this account refers to impairment of assets of CGU Acordo Certo.